Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Accounting Policies [Abstract]
Contract liabilities			$ 889
Revenue included in contract liability	$ 1,575	$ 889